Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2023
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Investments Accounted for Using the Equity Method

13.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

13.1. Investments accounted for using the equity method

The detail of the Group’s investees accounted for using the equity method and the movements for December 31, 2023 and 2022:

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2023	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2023	Equity	12-31-2023
Number	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	12,404,147	-	6,688,098	-	576,392	-	-	19,668,637	-	19,668,637
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.08%	388,328	-	60,300	(68,676)	(252,284)	-	155,694	283,362	-	283,362
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	-	98,222	61,702	-	(1,428)	-	(99,637)	58,859	-	58,859
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	-	-	(7,142)	-	(412)	-	-	(7,554)	7,554	-
77.569.067-4	Enel X Way Chile S.p.A.	Associate	Chile	Chilean Peso	49.00%	4,960,303	1,470,000	(1,100,870)	-	-	13,494	-	5,342,927	-	5,342,927
77.230.801-9					TOTAL	17,752,778	1,568,222	5,702,088	(68,676)	322,268	13,494	56,057	25,346,231	7,554	25,353,785

								Share of		Foreign	Other	Other	Balance as	Negative	Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Equity	of
Taxpayer ID					Ownership	1-1-2022	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2022	Provision	12-31-2022
Number	Associates and Joint Ventures	Relationship	Country	Currency	'Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	5,706,636	—	6,846,528	—	(149,017)	—	—	12,404,147	—	12,404,147
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.08%	387,135	—	(22,337)	(42,758)	(144,639)	—	210,927	388,328	—	388,328
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	—	16,493	(59,317)	—	—	—	—	(42,824)	42,824	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Associate	Chile	U.S. dollar	20.00%	3,828,885	—	(29,621)	(384,087)	(67,686)	1,033,236	(4,380,727)	—	—	—
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	1,277	2,744,259	(2,750,793)	—	146	—	—	(5,111)	5,111	—
77.230.801-9	Sociedad de Inversiones K Cuatro SpA (2)	Joint venture	Chile	Chilean Peso	50.00%	—	29,352,972	(266,328)	—	—	—	(29,086,644)	—	—	—
77.371.406-1	Suministradora de Buses K Cuatro SPA (2)	Joint venture	Chile	Chilean Peso	0.50%	—	296,809	(3,259)	—	—	—	(293,550)	—	—	—
77.569.067-4	Enel X Way Chile S.p.A.	Associate	Chile	Chilean Peso	49.00%	—	6,196,475	(433,632)	—	—	9,949	(812,489)	4,960,303	—	4,960,303
					TOTAL	9,923,933	38,607,008	3,281,241	(426,845)	(361,196)	1,043,185	(34,362,483)	17,704,843	47,935	17,752,778
(1)See Note 13.3.a).
(2)See Note 13.3.b).

13.2. Additional financial information on investments in associates

Financial information as of December 31, 2023 and 2022 of the main companies in which the Group exercises significant influence is detailed below:

	As of December 31, 2023
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	144,820,356	1,776,749,121	251,678,137	1,610,885,427	1,042,145,056	20,064,295	1,729,184	21,793,479
Enel X Way Chile S.p.A.	49.00%	14,966,228	3,393,337	7,094,389	361,244	9,082,236	(2,246,673)	27,539	(2,219,134)

	As of December 31, 2022
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	168,628,712	1,732,116,130	258,607,318	1,604,925,084	1,342,760,054	20,539,585	(447,055)	20,092,530
Enel X AMPCI Ebus Chile SpA	20.00%	—	—	—	—	—	(148,103)	4,827,752	4,679,649
Enel X Way Chile S.p.A.	49.00%	15,891,445	2,214,410	7,578,722	404,066	4,239,501	(884,964)	20,305	(864,659)

None of the Company’s associates have issued price quotations.

13.3. Joint ventures

The detail of the Group’s statements of financial position and statements of income of joint ventures for December 31, 2023 and 2022 are as follows:

a)	HIF H2 SpA.:

	HIF H2 SpA
% Ownership	50.0%	50.0%
	12-31-2023	12-31-2022
	ThCh$	ThCh$
Total current assets	2,620	2,556
Total current liabilities	27,945	12,779
Cash and cash equivalents	2,620	2,556

Other fixed operating expenses	(14,278)	(5,501,586)
Profit (Loss)	(14,278)	(5,501,586)
Comprehensive income	(14,278)	(5,501,586)

b)	Sociedad de Inversiones K Cuatro SpA:

Sociedad de Inversiones
K Cuatro SpA
% Ownership	50.0%
12-06-2022
ThCh$
Total current assets	237,410
Total non-current assets	59,474,494
Total current liabilities	1,927
Total non-current liabilities	886,326
Cash and cash equivalents	1,557

Other fixed operating expenses	(600,822)
Financial costs	(129)
Foreign currency exchange gains (losses)	58,279
Income per adjustment units	3,497
Profit (loss)	(539,175)
Comprehensive income	(539,175)

On October 28, 2021, Enel X Chile purchased a 10% interest in Sociedad de Inversiones K Cuatro SpA for ThCh$31,632. Before February 28, 2022, this interest was conditioned upon the long-term financial asset, because the Group did not have significant influence over the company. Then, on February 28, 2022, Enel X Chile increased its interest in Sociedad de Inversiones K Cuatro SpA to 50%, through the acquisition of 400 shares for a total of ThCh$259,393, thus meeting the conditions to be classified as a joint venture (see Note 2.6).

Sociedad de Inversiones K Cuatro SpA was awarded the public bid for the complementary bus supply service for the Public Transportation System of the Province of Santiago and the communities of San Bernardo and Puente Alto. Therefore, it formed a corporation known as Suministradora de Buses K Cuatro SpA. (hereinafter, the Supplier).

As a result of the aforementioned bid, the Supplier must purchase 991 buses which will then be leased to the operators of the Public Transportation System. The approximate cost of this acquisition is US$364 million plus VAT. The bid terms and conditions establish certain minimum capital obligations for the Supplier and, on May 13, 2022, the Supplier performed a capital increase of US$63.5 million (ThCh$58,769,207), of which, proportional to its new shareholder interest, Enel X Chile contributed US$31.5 million (ThCh$29,384,103), through Sociedad de Inversiones K Cuatro SpA.

On December 6, 2022, our subsidiary Enel X Chile completed the sale of its entire stake in Sociedad de Inversiones K Cuatro SpA and Suministradora de Buses K Cuatro SpA.

On June 30, 2023, Enel X Chile received a payment of ThCh$14,821,848, which represents 50% of the total sales amount. As of December 22, 2023, Enel X Chile received a payment of ThCh$14,840,706, for the remaining 50% of the total sales amount.

c)	Transmisora Eléctrica de Quillota Ltda:

Transmisora Eléctrica
de Quillota Ltda.
% Ownership	50.0%
12-31-2021
ThCh$
Total current assets	—
Total non-current assets	—
Total current liabilities	—
Total non-current liabilities	—
Cash and cash equivalents	—

Revenues	896,616
Other fixed operating expenses	(239,154)
Depreciation and amortization expense	(824,314)
Other Income	25,735
Interest income	61,769
Income tax expense	(505,710)
Profit (loss)	(585,058)
Comprehensive income	(585,058)

On December 30, 2021, the Company sold its 50% equity interest in Transmisora Eléctrica de Quillota Ltda. (see Note 2.6.ii) for US$13,862,707, equivalent to ThCh$11,786,767, resulting in a profit of ThCh$9,968,845. During the first quarter of 2023, Enel Chile recorded an additional gain of ThCh$1,833,289 related to the sale of Transmisora Eléctrica de Quillota Ltda. resulting from the adjustmemnt of tariffs prior to its sale (see Note 33).

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.